Deferred Tax Assets and Liabilities - Changes in Deferred Tax Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Other comprehensive Income (loss)	₩ (35,222)	₩ (45,091)	₩ 57,252
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	2,640,731	2,301,056
Profit or loss	955,283	384,766
Other comprehensive Income (loss)	(35,222)	(45,091)
Ending balance	3,560,792	2,640,731	2,301,056
Gross carrying amount [member] | Other accounts receivable, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(2,009)	(17)
Profit or loss	1,948	(1,992)
Ending balance	(61)	(2,009)	(17)
Gross carrying amount [member] | Inventories, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	62,014	68,679
Profit or loss	(10,286)	(6,665)
Ending balance	51,728	62,014	68,679
Gross carrying amount [member] | Defined benefit liabilities, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(95,850)	(26,642)
Profit or loss	20,915	(25,705)
Other comprehensive Income (loss)	(14,818)	(43,503)
Ending balance	(89,753)	(95,850)	(26,642)
Gross carrying amount [member] | Subsidiaries and associates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(252,375)	(233,552)
Profit or loss	183,130	(20,503)
Other comprehensive Income (loss)	(20,404)	1,680
Ending balance	(89,649)	(252,375)	(233,552)
Gross carrying amount [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	111,293	250,582
Profit or loss	(13,426)	(139,289)
Ending balance	97,867	111,293	250,582
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	686,795	603,492
Profit or loss	(120,732)	83,303
Ending balance	566,063	686,795	603,492
Gross carrying amount [member] | Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	21,298	10,814
Profit or loss	(10,053)	10,484
Ending balance	11,245	21,298	10,814
Gross carrying amount [member] | Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	57,210	68,893
Profit or loss	(17,624)	(11,683)
Ending balance	39,586	57,210	68,893
Gross carrying amount [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	86,252	110,678
Profit or loss	(27,521)	(21,158)
Other comprehensive Income (loss)		(3,268)
Ending balance	58,731	86,252	110,678
Gross carrying amount [member] | Tax loss carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,795,132	958,624
Profit or loss	971,688	836,508
Ending balance	2,766,820	1,795,132	958,624
Gross carrying amount [member] | Tax credit carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	170,971	489,505
Profit or loss	(22,756)	(318,534)
Ending balance	₩ 148,215	₩ 170,971	₩ 489,505